Information by Segment	12 Months Ended
Dec. 31, 2023
Segments [Abstract]
Information by Segment	Information by Segment
The information by segment is presented considering the Company’s business units (as defined in Note 1) based on its products and services, which is consistent with the internal reporting reviewed by the Chief Operating Decision Maker. A segment is a component of the Company that engages in business activities from which it earns revenues, and incurs the related costs and expenses, including revenues, costs and expenses that relate to transactions with any of the Company’s other components. All segments’ operating results are reviewed regularly by the Chief Operating Decision Maker, who makes decisions about the resources that would be allocated to the segment and to assess its performance, and for which financial information is available.
On February 15, 2023, the Company announced a new long-range plan to maximize value creation, as well as a series of decisions resulting from its strategic review process. During 2022, FEMSA carried out a thorough strategic review of its business platform, including the bottom-up definition of long-range plans for each business unit, as well as the top-down analysis of the optimal corporate and capital structure, to ensure full alignment between the Board and management as to how to pursue and maximize value creation.
Consistent with this vision, the Company has determined that the best path to maximize long term value creation is by focusing on its core business verticals which have the highest strategic relevance, growth potential, and financial and competitive strength:
•Retail, with excellent long-term growth opportunities, comprised of Proximity, Health, and Fuel.
•Coca-Cola FEMSA, leveraging its leading competitive position and best in class execution, combined with significant financial strength and strategic opportunities.
•Digital solutions, building a powerful value-added financial ecosystem, while playing a key role in leveraging the connection among FEMSA’s core business units and its customers.
As a result of what is mentioned above, Logistics and Distributions segment, as well as the investment in Heineken are no longer presented as a reportable segment given the divestiture plans and their presentation as discontinued operations (see Note 4) for all periods in these consolidated financial statements.
Inter-segment transfers or transactions are entered into and presented under accounting policies of each segment, which are the same as those applied by the Company. Intercompany operations are eliminated and presented within the consolidation adjustment column included in the tables below.
a)By Business Unit:

2023	Coca-Cola FEMSA		Proximity Americas Division		Proximity Europe Division		Health Division		Fuel Division		Discontinued operations		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	245,088	Ps.	278,520	Ps.	43,552	Ps.	75,358	Ps.	58,499	Ps.	—	Ps.	56,875	Ps.	(55,200)	Ps.	702,692
Intercompany revenue		8,448		1,735		—		3		349		—		44,665		(55,200)		—
Gross profit		110,860		117,062		18,622		22,499		7,344		—		32,647		(29,527)		279,507
Income before income taxes and share of the profit of equity method accounted investees		28,792		2,401		388		(166)		699		—		40,139		(14,437)		57,816
Consolidated net income from continued operations		—		—		—		—		—		—		—		—		44,439
Consolidated net income from discontinued operations		—		—		—		—		—		32,238		—		—		32,238
Depreciation and amortization (2)		10,531		12,937		4,700		3,447		1,137		—		2,646		(1,381)		34,017
Non-cash items other than depreciation and amortization		1,707		509		148		1,296		13		—		(328)		2		3,347
Investments in equity method accounted investees		9,246		1,690		—		1		19		—		15,291		—		26,247
Total assets		273,512		176,836		39,833		64,888		25,124		25,819		403,265		(203,421)		805,856
Total liabilities		139,808		149,131		37,876		48,357		20,267		11,569		120,707		(100,228)		427,487
Investments in fixed assets (3)		21,396		13,387		1,654		1,750		186		—		1,659		(1,421)		38,611

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets. The disposals of property, plant and equipment are for Ps. 400.

2022 (Revised)	Coca-Cola FEMSA		Proximity Americas Division		Proximity Europe Division		Health Division		Fuel Division		Discontinued operations		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	226,740	Ps.	233,958	Ps.	9,809	Ps.	74,800	Ps.	51,813	Ps.	—	Ps.	21,280	Ps.	(21,392)	Ps.	597,008
Intercompany revenue		6,489		74		—		—		311		—		14,518		(21,392)		—
Gross profit		100,300		97,586		4,599		21,983		6,560		—		(3,785)		14,275		241,518
Income before income taxes and share of the profit of equity method accounted investees		25,787		5,661		218		1,659		1,543		—		(27,939)		39,567		46,496
Consolidated net income from continued operations		—		—		—		—		—		—		—		—		33,320
Consolidated net income from discontinued operations		—		—		—		—		—		1,423		—		—		1,423
Depreciation and amortization (2)		10,425		11,571		826		3,291		1,062		—		719		(575)		27,319
Non-cash items other than depreciation and amortization		1,738		511		6		394		59		—		272		68		3,048
Investments in equity method accounted investees (4)		8,452		2,650		—		1		19		—		265		—		103,669
Total assets		277,995		143,877		38,759		60,960		24,102		179,277		162,788		(88,943)		798,815
Total liabilities		146,119		119,991		36,647		47,798		19,574		45,094		134,742		(88,951)		461,014
Investments in fixed assets (3)		19,665		9,957		544		2,868		157		1,140		1,047		(968)		34,410

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets. The disposals of property, plant and equipment are for Ps. 308.
(4)Includes Company's investment in Heineken for an amount of Ps. 92,282.

2021 (Revised)	Coca-Cola FEMSA		Proximity Division		Health Division		Fuel Division		Discontinued operations		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	194,804	Ps.	198,586	Ps.	73,027	Ps.	39,922	Ps.	—	Ps.	19,365	Ps.	(20,244)	Ps.	505,460
Intercompany revenue		5,428		520		—		57		—		14,239		(20,244)		—
Gross profit		88,598		84,196		21,736		5,269		—		11,519		(5,134)		206,184
Income before income taxes and share of the profit of equity method accounted investees		22,852		12,580		1,068		455		—		6,217		(182)		42,990
Consolidated net income from continued operations		—		—		—		—		—		—		—		29,414
Consolidated net income from discontinued operations		—		—		—		—		8,264		—		—		8,264
Depreciation and amortization (2)		9,834		10,869		3,355		972		—		494		(129)		25,395
Non-cash items other than depreciation and amortization		1,613		448		111		14		—		255		—		2,441
Investments in equity method accounted investees (4)		7,494		2,899		—		19		—		538		—		107,299
Total assets		271,567		129,821		57,463		19,878		165,874		166,984		(74,087)		737,500
Total liabilities		143,995		110,765		44,037		16,503		32,628		128,568		(74,113)		402,383
Investments in fixed assets (3)		13,865		7,179		2,049		243		557		474		(312)		24,055
(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets. The disposals of property, plant and equipment are for Ps. 208.
(4)Includes Company's investment in Heineken for an amount of Ps. 96,349.

b)By Geographic Area:
The Company aggregates geographic areas to report geographical information: (i) Mexico and Central America (comprising the following countries: Mexico, Guatemala, Nicaragua, Costa Rica and Panama), (ii) the United States, (iii) South America (comprising the following countries: Brazil, Argentina, Colombia, Chile, Ecuador, Peru and Uruguay) and (iv) Europe (comprised of the Company’s equity method investment in Heineken Group until 2022 and Valora). For further information related to aggregated geographic areas see Note 28.2 Disaggregation of revenue.
Geographic disclosure for the Company’s non-current assets is as follow:

	2023		2022
Mexico and Central America (1)	Ps.	305,204	Ps.	245,222
United States (2)		36		61,164
South America (3)		114,051		121,398
Europe (4) (5)		30,406		144,582
Consolidated	Ps.	449,697	Ps.	572,366

(1)Domestic (Mexico only) non-current assets were Ps. 295,770 and Ps. 237,832, as of December 31, 2023 and 2022, respectively.
(2)In 2023 the Company finalized the merger of Envoy Solutions, LLC into BradyIFS, keeping an economic interest of 37% in IFS TopCo. See Note 10.
(3)South America non-current assets includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. Brazilian non-current assets were Ps. 61,223 and Ps. 67,848, as of December 31, 2023 and 2022, respectively. Colombia’s non-current assets were Ps. 13,479 and Ps. 17,092, as of December 31, 2023 and 2022, respectively. Argentina’s non-current assets were Ps. 2,898 and Ps. 4,895, as of December 31, 2023 and 2022, respectively. Chile’s non-current assets were Ps. 30,885 and Ps. 30,272, as of December 31, 2023 and 2022, respectively. Uruguay’s non-current assets were Ps. 2,070 and Ps. 3,403, as of December 31, 2023 and 2022, respectively. Ecuador’s non-current assets were Ps. 3,496 and Ps. 3,737, as of December 31, 2023 and 2022, respectively.
(4)On October 7, 2022, the Company completed the acquisition of Valora Holding AG.
(5)During 2023 the Company sold its investment in Heineken Group. See Note 4.